TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 4

dated February 1, 2007

to the May 1, 2006 Prospectus

INTERNATIONAL EQUITY FUND

The portfolio management team of the International Equity Fund is changing. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

Beginning February 1, 2007, Shigemi (Amy) Hatta will become a new member of the portfolio management team responsible for the day-to-day management of the International Equity Fund. Christopher F. Semenuk will remain on the team and will assume the role of lead portfolio manager of the International Equity Fund. Yumiko Miura will no longer be a member of the portfolio management team for the International Equity Fund.

Ms. Hatta is a Managing Director and will become a portfolio manager for the International Equity Fund responsible for stock selection. Ms. Hatta, who has over 11 years of investment experience, has worked for the TIAA-CREF group of companies for over four years. Previously, Ms. Hatta was an equity analyst for Merrill Lynch & Co., Inc.

A11377

(2/07)

TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 6

dated February 1, 2007

to the May 1, 2006 Statement of Additional Information (SAI)

INTERNATIONAL EQUITY FUND

The portfolio management team of the International Equity Fund is changing. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

Beginning February 1, 2007, Shigemi (Amy) Hatta will become a new member of the portfolio management team responsible for the day-to-day management of the International Equity Fund. Christopher F. Semenuk will remain on the team and will assume the role of lead portfolio manager of the International Equity Fund. Yumiko Miura will no longer be a member of the portfolio management team for the International Equity Fund.

The following replaces the portfolio manager chart included in the May 1, 2006 SAI.

Name of Portfolio Manager	Number of Other Accounts Managed		Total Assets In Accounts Managed (millions)		Dollar Range of Equity Securities Owned in Account
	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles
Christopher F. Semenuk*	3	1	$117,020	$63	$0
Shigemi (Amy) Hatta**	0	1	$0	$96	$0
*	Information for Christopher F. Semenuk is provided as of the International Equity Fund’s fiscal year end, December 31, 2005.
**	Information for Shigemi (Amy) Hatta is provided as of December 31, 2006.

A11378

(2/07)